Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Inventories
5.	INVENTORIES
  Inventories consisted of the following as of September 30, 2017 and December 31, 2016:
	2017	2016
Raw materials	$116,864	$189,746
Finished goods	514,885	258,927
	$631,749	$448,673

5.	INVENTORIES
  Inventories consisted of the following as of December 31, 2016 and 2015:
	2016	2015
Raw materials	$189,746	$-
Finished goods	258,927	-
	$448,673	$-